1290 Avantis US Large Cap Growth Fund Expense Example - 1290 Avantis US Large Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,739
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	976
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,555